Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
General and administrative	$ 5,121,678	$ 5,570,820
Research and development	13,387,168	20,194,878
Total operating expenses	18,508,846	25,765,698
Loss from operations	(18,508,846)	(25,765,698)
Interest income	8,124	49,247
Interest expense	(3,560,444)	(3,750,471)
Other expense, net	(78,768)	(3,512)
Change in fair value of warrant liabilities	(41,146)	(55,509)
Change in fair value of investors’ right to purchase future shares of Series A-1 and A-2 preferred stock	3,358,900	3,539,000
Total other expense	(313,334)	(221,245)
Net loss	(18,822,180)	(25,986,943)
Deemed dividends attributable to preferred stock	(3,947,713)	(32,308,787)
Net loss applicable to common stockholders	(22,769,893)	(58,295,730)
Net loss per share, basic and diluted (in Dollars per share)	$ (1.06)	$ (2.81)
Weighted average shares used in computing net loss per share, basic and diluted (in Shares)	21,557,062	20,737,470
Net loss	(18,822,180)	(25,986,943)
Unrealized holdings gains (losses) arising during the period, net of reclassification adjustments included in net loss	15,841	8,159
Comprehensive loss	$ (18,806,339)	$ (25,978,784)